Supplementary Cash Flow Information (Tables)	9 Months Ended
Sep. 30, 2024
Disclosure Of Supplementary Cash Flow Information [Abstract]
Disclosure Of Changes In Non-Cash Working Capital Items	Working Capital

	September 30,	December 31,
As at	2024	2023
Total Current Assets	10,176	9,708
Total Current Liabilities	6,383	6,210
Working Capital	3,793	3,498
Non-Cash Working Capital

	Three Months Ended		Nine Months Ended
For the periods ended September 30,	2024	2023	2024	2023
Accounts Receivable and Accrued Revenues	904	(1,288)	326	(1,097)
Income Tax Receivable	14	157	191	(12)
Inventories	480	(505)	99	(343)
Accounts Payable and Accrued Liabilities	(896)	851	60	69
Income Tax Payable	105	107	96	(1,056)
Total Change in Non-Cash Working Capital	607	(678)	772	(2,439)

Net Change in Non-Cash Working Capital – Operating Activities	588	(641)	813	(2,142)
Net Change in Non-Cash Working Capital – Investing Activities	19	(37)	(41)	(297)
Total Change in Non-Cash Working Capital	607	(678)	772	(2,439)

Summary of Reconciliation of Liabilities to Cash Flows from Financing Activities
The following table provides a reconciliation of liabilities to cash flows arising from financing activities:

	Dividends Payable	Warrant Purchase Payable	Short-Term Borrowings	Long-Term Debt	Lease Liabilities
As at December 31, 2022	9	—	115	8,691	2,836
Changes From Financing Cash Flows:
Net Issuance (Repayment) of Short-Term Borrowings	—	—	(101)	—	—
Repayment of Long-Term Debt	—	—	—	(1,346)	—
Principal Repayment of Leases	—	—	—	—	(216)
Base Dividends Paid on Common Shares	(729)	—	—	—	—
Dividends Paid on Preferred Shares	(27)	—	—	—	—
Payment for Purchase of Warrants	—	(600)	—	—	—
Finance and Transaction Costs	—	(2)	—	—	—
Non-Cash Changes:
Net Premium (Discount) on Redemption of Long-Term Debt	—	—	—	(84)	—
Finance and Transaction Costs	—	2	—	(15)	—
Lease Acquisitions	—	—	—	—	33
Lease Additions	—	—	—	—	45
Base Dividends Declared on Common Shares	729	—	—	—	—
Dividends Declared on Preferred Shares	27	—	—	—	—
Warrants Purchased and Cancelled	—	711	—	—	—
Exchange Rate Movements and Other	—	—	—	(22)	35
As at September 30, 2023	9	111	14	7,224	2,733

As at December 31, 2023	9	—	179	7,108	2,658
Changes From Financing Cash Flows:
Net Issuance (Repayment) of Short-Term Borrowings	—	—	(74)	—	—
Principal Repayment of Leases	—	—	—	—	(219)
Base Dividends Paid on Common Shares	(925)	—	—	—	—
Variable Dividends Paid on Common Shares	(251)	—	—	—	—
Dividends Paid on Preferred Shares	(27)	—	—	—	—
Non-Cash Changes:
Finance and Transaction Costs	—	—	—	(13)	—
Lease Additions	—	—	—	—	104
Base Dividends Declared on Common Shares	925	—	—	—	—
Variable Dividends Declared on Common Shares	251	—	—	—	—
Dividends Declared on Preferred Shares	27	—	—	—	—
Exchange Rate Movements and Other	—	—	(4)	104	97
As at September 30, 2024	9	—	101	7,199	2,640